Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Jan. 30, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Sentinel Short Maturity Government Fund | Class A
Risk/Return:
Trading Symbol	SSIGX
Sentinel Short Maturity Government Fund | Class S
Risk/Return:
Trading Symbol	SSSGX